Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Loans Payable Disclosure [Abstract]
Schedule of loans payable
	March 31,2021	December 31,2020
Term loans	$70,044	$77,040
Less current portion	(28,609)	(28,249)
Non-current portion (excluding PPP loan discussed below)	$41,435	$48,791

	December 31, 2020	December 31, 2019
Term loans	$77,040	$103,800
Less current portion	(28,249)	(25,934)
Non-current portion (excluding PPP loan discussed below)	$48,791	$77,866

Schedule of future principal payments under the term notes
Year Ending December 31,

2021	$21,196
2022	30,133
2023	18,715
Total minimum principal payments	$70,044

Year Ending December 31,
2021	$28,249
2022	30,133
2023	18,658
Total minimum principal payments	$77,040